UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 88.19%

Accident & Health Insurance - 1.44%
257,726	CNO Financial Group, Inc. (1 Right per Share, exp. 12/06/14)	$ 4,587,523

Agriculture Production Crops - 1.70%
177,067	Fresh Del Monte Produce, Inc. (Cayman Islands)	5,427,104

Air Transportation Scheduled - 1.38%
404,255	JetBlue Airways Corp. *	4,386,167

Aircraft Parts & Auxiliary Equipment - 0.57%
139,496	LMI Aerospace, Inc. *	1,824,608

Biotechnology Research & Products - 1.33%
184,013	Trinity Biotech Plc. (Ireland)	4,237,819

Bituminous Coal & Lignite Surface Mining - 1.44%
1,241,616	Alpha Natural Resources, Inc. *	4,606,395

Business Services, NEC - 1.26%
150,085	Comverse, Inc. *	4,004,268

Cogeneration Services & Small Power Producers - 2.39%
370,300	Covanta Holding Corp.	7,631,883

Commercial Banks - 1.42%
228,611	FirstMerit Corp.	4,515,067

Computer Communications Equipment - 0.67%
372,513	Emulex Corp. *	2,123,324

Computer Peripheral Equipment, NEC - 1.33%
460,600	Brocade Communications Systems, Inc. *	4,237,520

Computer Processing & Data Preparation - 0.52%
1,372,713	Ipass, Inc. *	1,647,256

Computer Programming, Data Processing Etc. - 0.21%
50,953	Autobytel, Inc. *	667,994

Computer Storage Devices - 1.35%
974,168	Violin Memory, Inc. *	4,315,564

Crude Petroleum & Natural Gas - 2.90%
500,980	Sandridge Energy, Inc. *	3,582,007
417,036	Tetra Technologies, Inc. *	4,912,684
45,919	W&T Offshore, Inc.	751,694
		9,246,385
Cutlery, Handtools & General Hardware - 2.05%
463,666	Blount International, Inc. *	6,542,327

Electric Services - 2.41%
132,906	Dynegy, Inc. *	4,625,129
50,430	UNS Energy Corp.	3,046,476
		7,671,605
Electric Lighting & Wiring Equipment - 1.04%
413,653	LSI Industries, Inc.	3,300,951

Electrical Work - 0.57%
40,834	Emcor Group, Inc.	1,818,338

Electronic Components & Accessories - 2.67%
193,440	CTS Corp.	3,617,328
315,160	Vishay Intertechnology, Inc.	4,881,828
		8,499,156
Engines & Turbines - 0.52%
1,098,041	Capstone Turbine Corp. *	1,658,042

Fabricated Plate Work (Boiler Shops) - 3.17%
295,298	Global Power Equipment Group, Inc.	4,772,016
657,921	McDermott International, Inc. *	5,322,581
		10,094,597
Fats & Oils - 0.42%
97,508	Omega Protein Corp. *	1,333,909

Finance Services - 0.36%
27,800	Broadridge Financial Solutions, Inc.	1,157,592

Fire, Marine & Casualty Insurance - 3.85%
96,988	Endurance Specialty Holdings Ltd. (Bermuda)	5,003,611
72,000	Montpelier Re Holdings, Ltd. (Bermuda)	2,300,400
200,725	Selective Insurance Group, Inc.	4,961,922
		12,265,933
Gold & Silver Ores - 1.75%
363,758	Pan American Silver Corp. (Canada)	5,583,685

Home Health Care - 0.24%
1,002,577	Hooper Holmes, Inc. *	749,426

Ice Cream & Frozen Desserts - 1.97%
356,600	Dean Foods Co.	6,272,594

Investment Advice - 1.47%
375,668	Janus Capital Group, Inc.	4,688,337

Leisure Time - 1.33%
507,812	Callaway Golf Corp.	4,224,996

Life Insurance - 2.38%
247,300	Genworth Financial, Inc. Class-A *	4,303,020
68,001	Phoenix Companies, Inc. *	3,290,568
		7,593,588
Meat Packing Plants - 0.96%
1,013	Seaboard Corp. *	3,059,533

Medical & Dental Instruments & Supply - 2.44%
294,427	Cryolife, Inc. (1 Right per Share, exp. 11/23/15)	2,635,122
151,142	Owens & Minor, Inc.	5,135,805
		7,770,927
Motor Vehicle Parts & Accessories - 1.73%
114,445	Superior Industries International, Inc.	2,359,856
32,688	Visteon Corp. *	3,171,063
		5,530,919
Photographic Equipment & Supplies - 0.66%
86,356	Eastman Kodak Co. *	2,113,131

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.02%
145,688	Kraton Performance Polymers, Inc. *	3,261,954

Printed Circuit Boards - 1.80%
75,788	Benchmark Electronics, Inc. *	1,931,078
166,989	Sanmina-Sci Corp. *	3,804,010
		5,735,088
Production Technology Equipment - 0.88%
409,879	Electro Scientific Industries, Inc. (1 Right per Share, exp. 05/18/19)	2,791,276

Publishing-Newspapers - 1.80%
645,267	Journal Communications, Inc. Class-A *	5,723,518

Radio & TV Broadcasting & Communications Equipment - 1.44%
573,559	SeaChange International, Inc. *	4,594,208

Retail-Auto Dealers & Gasoline Stations - 1.47%
526,765	TravelCenters of America LLC *	4,677,673

Retail-Apparel & Accessory Stores - 1.92%
358,947	Express, Inc. *	6,112,867

Retail-Retail Stores, NEC - 1.06%
48,859	IAC/Interactive Corp.	3,382,509

Retail-Miscellaneous Shopping Goods Stores - 1.43%
802,337	Office Depot, Inc. *	4,565,298

Savings Institution, Federally Chartered - 1.18%
400,177	Brookline Bancorp., Inc.	3,749,658

Security Brokers, Dealers & Flotation Companies - 3.76%
987,344	Cowen Group, Inc. Class-A *	4,166,592
407,482	GFI Group, Inc.	1,352,840
543,613	KCG Holdings, Inc. *	6,458,122
		11,977,554
Semiconductors & Related Devices - 2.27%
657,120	AXT, Inc. *	1,406,237
672,981	Neophotonics Corp. *	2,799,601
882,932	Vitesse Semiconductor Corp. *	3,046,115
		7,251,953
Services-Computer Integrated Systems Design - 1.01%
200,749	Allscripts Healthcare Solutions, Inc. *	3,222,021

Services-Computer Programming Services - 1.10%
458,850	RealNetworks, Inc. *	3,501,026

Services-Engineering, Accounting, Research, Management - 1.16%
581,143	PRGX Global, Inc. *	3,713,504

Services-Equipment Rental & Leasing, NEC - 0.87%
60,910	Aercap Holdings N.V. * (Netherlands)	2,789,678

Services-Misc. Equipment Rental & Leasing - 2.01%
441,730	Fly Leasing Ltd. (Ireland)	6,400,668

Services-Motion Picture & Video Tape Production - 0.73%
302,192	Gaiam, Inc. Class-A *	2,320,835

Services-Prepackaged Software - 0.90%
321,542	Intralinks Holding, Inc. *	2,858,508

Special Industry Machinery - 1.59%
2,321,769	Mattson Technology, Inc. *	5,084,674

Sporting & Athletic Goods, NEC - 1.02%
290,798	Black Diamond, Inc. *	3,262,754

Surety Insurance - 0.83%
108,141	Assured Guaranty Ltd. (Bermuda)	2,649,455

Surgical & Medical Instruments & Apparatus - 1.86%
163,586	Orthofix International N.V. (Curacao)*	5,929,993

Telephone & Telegraph Apparatus - 0.41%
370,940	Alcatel-Lucent S.A. ADR (France) *	1,320,546

Telephone Communications (No Radio Telephone) - 1.25%
1,064,120	Vonage Holdings Corp. *	3,990,450

Title Insurance - 1.11%
114,464	Stewart Information Services Corp.	3,549,529

Women's Misses' & Juniors Outerwear - 0.44%
459,795	Bebe Stores, Inc.	1,402,375

TOTAL FOR COMMON STOCKS (Cost $229,593,594) - 88.19%		281,208,035

CORPORATE BONDS - 1.60%
208,467	Phoenix Companies Quibs 7.450% 01/15/2032	5,107,441
.
TOTAL FOR CORPORATE BONDS (Cost $4,605,747) - 1.60%		5,107,441

REAL ESTATE INVESTMENT TRUSTS - 1.32%
513,592	MFA Financial, Inc.	4,216,590

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,669,932) - 1.32%		4,216,590

SHORT-TERM INVESTMENTS - 8.90%
28,376,186	Huntington U.S. Treasury Money Market IV (Cost $28,376,186) 0.03% **	28,376,186

TOTAL INVESTMENTS (Cost $266,245,459) - 100.02%		318,908,252

LIABILITIES IN EXCESS OF OTHER ASSETS - ( 0.02%)		(56,808)

NET ASSETS - 100.00%		$ 318,851,444

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $266,245,459 amounted to $52,662,792, which consisted of aggregate gross unrealized appreciation of $63,735,521 and aggregate gross unrealized depreciation of $11,072,729.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$281,208,035	$0	$0	$281,208,035
Corporate Bonds	$5,107,441	$0	$0	$5,107,441
Real Estate Investment Trusts	$4,216,590	$0	$0	$4,216,590
Cash Equivalents	$28,376,186	$0	$0	$28,376,186
Total	$318,908,252	$0	$0	$318,908,252

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 15, 2014

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 15, 2014

* Print the name and title of each signing officer under his or her signature.